Debt - Schedule of Amortization Payments (Details) - USD ($)	Feb. 28, 2021	Aug. 07, 2020	May 31, 2020	May 31, 2019
Total	$ 1,368,419		$ 1,127,320	$ 1,093,761
Self-Amortization Promissory Notes [Member] | Holders [Member]
Total		$ 360,558
Self-Amortization Promissory Notes [Member] | 12/07/2020 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 01/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 02/08/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 03/08/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 04/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 05/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 06/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 07/07/2021 [Member]
Total		40,076
Self-Amortization Promissory Notes [Member] | 08/07/2021 [Member]
Total		$ 39,952